Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Funds
Entity Central Index Key	0000916620
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
U.S. GOVERNMENT MONEY MARKET FUND
Shareholder Report [Line Items]
Fund Name	U.S. GOVERNMENT MONEY MARKET FUND
Class Name	SHARES
Trading Symbol	NOGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Government Money Market Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six
months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
U.S. GOVERNMENT MONEY MARKET FUND (SHARES/NOGXX)	$ 18	0.35%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 18	[1]
Expense Ratio, Percent	0.35%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
U.S. GOVERNMENT MONEY MARKET FUND (SHARES/NOGXX)	5.15%	2.10%	1.42%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 19,965,895,000
Holdings Count | Holding	125
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 19,965,895
Total number of portfolio holdings	125

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	49.2%
U.S. Government Agencies	33.2%
U.S. Government Obligations	18.7%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

GLOBAL REAL ESTATE INDEX FUND
Shareholder Report [Line Items]
Fund Name	GLOBAL REAL ESTATE INDEX FUND
Class Name	SHARES
Trading Symbol	NGREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Real Estate Index Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
GLOBAL REAL ESTATE INDEX FUND (SHARES/NGREX)	$ 25	0.47%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 25	[1]
Expense Ratio, Percent	0.47%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	Index returns may not be visible due to high correlation with the Fund’s returns.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
GLOBAL REAL ESTATE INDEX FUND (SHARES/NGREX)	29.73%	1.80%	4.33%
MSCI WORLD INDEX 2	29.30%	1.39%	4.23%
MSCI ACWI IMI CORE REAL ESTATE INDEX	32.43%	13.04%	10.07%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
2	Effective July 31, 2024, the Fund changed its broad-based securities market index from the MSCI ACWI IMI Core Real Estate Index to the MSCI World Index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 1,189,522,000
Holdings Count | Holding	547
Investment Company, Portfolio Turnover	5.69%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 1,189,522
Total number of portfolio holdings	547
Portfolio turnover rate as of the end of the reporting period	5.69%

Holdings [Text Block]
CONCENTRATION BY CURRENCY AS A

% OF NET ASSETS
United States Dollar	58.0%
Japanese Yen	8.6%
Australian Dollar	5.2%
Euro	5.0%
All other currencies less than 5%	22.2%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

INTERNATIONAL EQUITY INDEX FUND
Shareholder Report [Line Items]
Fund Name	INTERNATIONAL EQUITY INDEX FUND
Class Name	SHARES
Trading Symbol	NOINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Equity Index Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
INTERNATIONAL EQUITY INDEX FUND (SHARES/NOINX)	$ 5	0.10%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 5	[1]
Expense Ratio, Percent	0.10%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
INTERNATIONAL EQUITY INDEX FUND (SHARES/NOINX)	25.47%	8.20%	5.69%
MSCI EAFE INDEX	24.77%	8.20%	5.71%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 5,321,795,000
Holdings Count | Holding	748
Investment Company, Portfolio Turnover	7.49%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 5,321,795
Total number of portfolio holdings	748
Portfolio turnover rate as of the end of the reporting period	7.49%

Holdings [Text Block]
CONCENTRATION BY CURRENCY AS A

% OF NET ASSETS
Euro	32.7%
Japanese Yen	21.9%
British Pound	14.4%
Swiss Franc	9.7%
Australian Dollar	7.5%
All other currencies less than 5%	12.8%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

LARGE CAP VALUE FUND
Shareholder Report [Line Items]
Fund Name	LARGE CAP VALUE FUND
Class Name	SHARES
Trading Symbol	NOLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large Cap Value Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
LARGE CAP VALUE FUND (SHARES/NOLVX)	$ 29	0.57%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 29	[1]
Expense Ratio, Percent	0.57%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
LARGE CAP VALUE FUND (SHARES/NOLVX)	25.17%	10.82%	8.84%
RUSSELL 1000 ® INDEX 1	35.68%	15.64%	13.10%
RUSSELL 1000 ® VALUE INDEX	27.76%	10.69%	9.23%
1	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Russell 1000 ® Value Index to the Russell 1000 ® Index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 65,839,000
Holdings Count | Holding	164
Investment Company, Portfolio Turnover	37.60%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 65,839
Total number of portfolio holdings	164
Portfolio turnover rate as of the end of the reporting period	37.60%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Financials	22.0%
Health Care	16.6%
Industrials	13.8%
Information Technology	10.0%
Consumer Discretionary	7.4%
Consumer Staples	6.5%
Energy	5.6%
Utilities	5.5%
All other industries less than 5%	12.6%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

U.S. GOVERNMENT SELECT MONEY MARKET FUND
Shareholder Report [Line Items]
Fund Name	U.S. GOVERNMENT SELECT MONEYMARKET FUND
Class Name	SHARES
Trading Symbol	NOSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Government Select Money Market Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
U.S. GOVERNMENT SELECT MONEY MARKET FUND (SHARES/NOSXX)	$ 18	0.35%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 18	[1]
Expense Ratio, Percent	0.35%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
U.S. GOVERNMENT SELECT MONEY MARKET FUND (SHARES/NOSXX)	5.18%	2.16%	1.45%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 4,597,519,000
Holdings Count | Holding	121
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 4,597,519
Total number of portfolio holdings	121

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	47.8%
U.S. Government Agencies	32.7%
U.S. Government Obligations	19.6%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

U.S. TREASURY INDEX FUND
Shareholder Report [Line Items]
Fund Name	U.S. TREASURY INDEX FUND
Class Name	SHARES
Trading Symbol	BTIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Treasury Index Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
U.S. TREASURY INDEX FUND (SHARES/BTIAX)	$ 8	0.16%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 8	[1]
Expense Ratio, Percent	0.16%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	Index returns may not be visible due to high correlation with the Fund’s returns.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
U.S. TREASURY INDEX FUND (SHARES/BTIAX)	9.58%	-0.35%	1.18%
BLOOMBERG U.S. AGGREGATE BOND INDEX 2	11.57%	0.33%	1.84%
BLOOMBERG U.S. TREASURY INDEX	9.72%	-0.20%	1.34%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
2
Effective July 31, 2024, the Fund changed its broad-based securities market index from the
Bloomberg
U.S. Treasury Index to the Bloombe
rg
U.S. Aggregate Bond Index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 77,948,000
Holdings Count | Holding	286
Investment Company, Portfolio Turnover	17.34%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 77,948
Total number of portfolio holdings	286
Portfolio turnover rate as of the end of the reporting period	17.34%

Holdings [Text Block]	TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	99.2%
Other less than 5%	0.2%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

Material Fund Change [Text Block]
How Has the Fund Changed?
This is a summary of certain changes and planned changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
The Board of Trustees (the “Board”) of Northern Funds (the "Trust"), upon the recommendation of Northern Trust Investments, Inc., investment adviser to the Trust, has determined that it is in the best interests of the Fund and its shareholders that the Fund be liquidated and terminated pursuant to a plan of liquidation and termination approved by the Board.

Material Fund Change Adviser [Text Block]	The Board of Trustees (the “Board”) of Northern Funds (the "Trust"), upon the recommendation of Northern Trust Investments, Inc., investment adviser to the Trust, has determined that it is in the best interests of the Fund and its shareholders that the Fund be liquidated and terminated pursuant to a plan of liquidation and termination approved by the Board.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at
northerntrust.com/funds#literature
or upon request at 800-595-9111.

Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	northerntrust.com/funds#literature
SMALL CAP CORE FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	SMALL CAP CORE FUND
Class Name	CLASS I
Trading Symbol	NSGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Cap Core Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1,2
SMALL CAP CORE FUND (CLASS I/NSGRX)	$ 30	0.59%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 30	[1]
Expense Ratio, Percent	0.59%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
SMALL CAP CORE FUND (CLASS I/NSGRX)	26.82%	10.30%	9.14%
RUSSELL 3000 ® INDEX 1	35.19%	15.26%	12.83%
RUSSELL 2000 ® INDEX	26.76%	9.39%	8.78%
1	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Russell 2000 ® Index to the Russell 3000 ® Index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 422,165,000
Holdings Count | Holding	1,538
Investment Company, Portfolio Turnover	11.26%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 422,165
Total number of portfolio holdings	1,538
Portfolio turnover rate as of the end of the reporting period	11.26%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Industrials	17.4%
Financials	16.7%
Health Care	16.4%
Information Technology	11.6%
Consumer Discretionary	9.9%
Real Estate	5.9%
Energy	5.1%
All other industries less than 5%	17.1%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Material Fund Change [Text Block]
How Has the Fund Changed?
This is a summary of certain changes and planned changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
The Board of Trustees of Northern Funds has approved reductions in the Fund’s contractual expense limitation amount and management fee charged by Northern Trust Investments, Inc., the Fund’s investment adviser, effective January 1, 2025. Accordingly, effective January 1, 2025, the Fund’s contractual expense limitation and management fee will be 0.40% and 0.38%, respectively.

Material Fund Change Expenses [Text Block]	The Board of Trustees of Northern Funds has approved reductions in the Fund’s contractual expense limitation amount and management fee charged by Northern Trust Investments, Inc., the Fund’s investment adviser, effective January 1, 2025. Accordingly, effective January 1, 2025, the Fund’s contractual expense limitation and management fee will be 0.40% and 0.38%, respectively.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at
northerntrust.com/funds#literature
or upon request at 800-595-9111.

Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	northerntrust.com/funds#literature
SMALL CAP CORE FUND - CLASS K
Shareholder Report [Line Items]
Fund Name	SMALL CAP CORE FUND
Class Name	CLASS K
Trading Symbol	NSCKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Cap Core Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1,2
SMALL CAP CORE FUND (CLASS K/NSCKX)	$ 25	0.49%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 25	[1]
Expense Ratio, Percent	0.49%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
SMALL CAP CORE FUND (CLASS K/NSCKX)	26.92%	10.38%	9.18%
RUSSELL 3000 ® INDEX 1	35.19%	15.26%	12.83%
RUSSELL 2000 ® INDEX	26.76%	9.39%	8.78%
1	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Russell 2000 ® Index to the Russell 3000 ® Index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 422,165,000
Holdings Count | Holding	1,538
Investment Company, Portfolio Turnover	11.26%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 422,165
Total number of portfolio holdings	1,538
Portfolio turnover rate as of the end of the reporting period	11.26%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Industrials	17.4%
Financials	16.7%
Health Care	16.4%
Information Technology	11.6%
Consumer Discretionary	9.9%
Real Estate	5.9%
Energy	5.1%
All other industries less than 5%	17.1%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Material Fund Change [Text Block]
How Has the Fund Changed?
This is a summary of certain changes and planned changes to the Fund since April 1, 2024. For more complete information, you may review the
Fund's prospectus, which is available at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
The Board of Trustees of Northern Funds has approved reductions in the Fund’s contractual expense limitation amount and management fee charged by Northern Trust Investments, Inc., the Fund’s investment adviser, effective January 1, 2025. Accordingly, effective January 1, 2025, the Fund’s contractual expense limitation and management fee will be 0.40% and 0.38%, respectively.

Material Fund Change Expenses [Text Block]	The Board of Trustees of Northern Funds has approved reductions in the Fund’s contractual expense limitation amount and management fee charged by Northern Trust Investments, Inc., the Fund’s investment adviser, effective January 1, 2025. Accordingly, effective January 1, 2025, the Fund’s contractual expense limitation and management fee will be 0.40% and 0.38%, respectively.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since April 1, 2024. For more complete information, you may review the
Fund's prospectus, which is available at
northerntrust.com/funds#literature
or upon request at 800-595-9111.

Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	northerntrust.com/funds#literature
HIGH YIELD FIXED INCOME FUND
Shareholder Report [Line Items]
Fund Name	HIGH YIELD FIXED INCOME FUND
Class Name	SHARES
Trading Symbol	NHFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the High Yield Fixed Income Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
HIGH YIELD FIXED INCOME FUND (SHARES/NHFIX)	$31	0.60%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 31	[1]
Expense Ratio, Percent	0.60%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
HIGH YIELD FIXED INCOME FUND (SHARES/NHFIX)	15.45%	4.61%	4.47%
BLOOMBERG UNIVERSAL INDEX 1	12.08%	0.70%	2.15%
BLOOMBERG U.S. CORPORATE HIGH YIELD 2% ISSUER CAPPED INDEX	15.73%	4.70%	5.04%
1
Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index to the Bloomberg Universal Index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 2,810,046,000
Holdings Count | Holding	515
Investment Company, Portfolio Turnover	23.47%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 2,810,046
Total number of portfolio holdings	515
Portfolio turnover rate as of the end of the reporting period	23.47%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
Corporate Bonds	80.8%
Foreign Issuer Bonds	14.5%
Other less than 5%	5.1%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

CORE BOND FUND
Shareholder Report [Line Items]
Fund Name	CORE BOND FUND
Class Name	SHARES
Trading Symbol	NOCBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Core Bond Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
CORE BOND FUND (SHARES/NOCBX)	$ 21	0.41%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 21	[1]
Expense Ratio, Percent	0.41%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
CORE BOND FUND (SHARES/NOCBX)	11.87%	0.25%	1.72%
BLOOMBERG U.S. AGGREGATE BOND INDEX	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 95,352,000
Holdings Count | Holding	377
Investment Company, Portfolio Turnover	61.45%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 95,352
Total number of portfolio holdings	377
Portfolio turnover rate as of the end of the reporting period	61.45%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Agencies	32.4%
Corporate Bonds	23.9%
U.S. Government Obligations	23.9%
Foreign Issuer Bonds	10.3%
Asset-Backed Securities	6.5%
Other less than 5%	4.2%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

SHORT BOND FUND
Shareholder Report [Line Items]
Fund Name	SHORT BOND FUND
Class Name	SHARES
Trading Symbol	BSBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Short Bond Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
SHORT BOND FUND (SHARES/BSBAX)	$ 20	0.40%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 20	[1]
Expense Ratio, Percent	0.40%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
SHORT BOND FUND (SHARES/BSBAX)	7.41%	1.79%	1.72%
BLOOMBERG U.S. AGGREGATE BOND INDEX 2	11.57%	0.33%	1.84%
BLOOMBERG 1-3 YEAR U.S. GOVERNMENT/CREDIT INDEX	7.19%	1.70%	1.64%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
2
Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg 1-3 Year U.S. Government/Credit Index to the Bloomberg U.S. Aggregate Bond Index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 296,945,000
Holdings Count | Holding	211
Investment Company, Portfolio Turnover	42.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 296,945
Total number of portfolio holdings	211
Portfolio turnover rate as of the end of the reporting period	42.25%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	46.4%
Corporate Bonds	26.4%
Foreign Issuer Bonds	9.3%
U.S. Government Agencies	8.4%
Asset-Backed Securities	5.5%
Other less than 5%	5.7%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

GLOBAL TACTICAL ASSET ALLOCATION FUND
Shareholder Report [Line Items]
Fund Name	GLOBAL TACTICAL ASSET ALLOCATION FUND
Class Name	SHARES
Trading Symbol	BBALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Tactical Asset Allocation Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2,3
GLOBAL TACTICAL ASSET ALLOCATION FUND (SHARES/BBALX)	$ 14	0.27%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio reflects only the direct expenses of the Fund and not any expenses associated with the underlying funds.
3	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 14	[1]
Expense Ratio, Percent	0.27%	[1],[2],[3]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
GLOBAL TACTICAL ASSET ALLOCATION FUND (SHARES/BBALX)	19.13%	5.89%	5.28%
MSCI ACWI INDEX	31.76%	12.19%	9.39%
BLOOMBERG U.S. AGGREGATE BOND INDEX	11.57%	0.33%	1.84%
BLENDED INDEX (60% MSCI ALL COUNTRY WORLD INDEX AND 40% BLOOMBERG U.S. AGGREGATE BOND INDEX)	23.38%	7.58%	6.54%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 83,646,000
Holdings Count | Holding	15
Investment Company, Portfolio Turnover	76.94%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 83,646
Total number of portfolio holdings	15
Portfolio turnover rate as of the end of the reporting period	76.94%

Holdings [Text Block]
ASSET CLASS WEIGHTINGS

AS A % OF INVESTMENTS
U.S. Equity	41.7%
U.S. Bonds - Investment Grade	27.8%
Non U.S. Equity - Developed	15.3%
Non U.S. Equity - Emerging Markets	7.6%
U.S. Bonds - High Yield	4.9%
Global Infrastructure	1.0%
Global Real Estate	1.0%
Cash	0.7%

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
Shareholder Report [Line Items]
Fund Name	MULTI-MANAGER HIGH YIELDOPPORTUNITY FUND
Class Name	SHARES
Trading Symbol	NMHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Multi-Manager High Yield Opportunity Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND (SHARES/NMHYX)	$ 35	0.68%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 35	[1]
Expense Ratio, Percent	0.68%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND (SHARES/NMHYX)	14.35%	4.69%	4.52%
BLOOMBERG UNIVERSAL INDEX 1	12.08%	0.70%	2.15%
ICE BofA U.S. HIGH YIELD CONSTRAINED INDEX	15.67%	4.53%	4.95%
1
Effective July 31, 2024, the Fund changed its broad-based securities market index from the ICE BofA U.S. High Yield Constrained Index to the Bloomberg Universal Index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 188,227,000
Holdings Count | Holding	1,542
Investment Company, Portfolio Turnover	27.84%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 188,227
Total number of portfolio holdings	1,542
Portfolio turnover rate as of the end of the reporting period	27.84%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
Corporate Bonds	79.6%
Foreign Issuer Bonds	9.0%
Other less than 5%	10.6%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

SMALL CAP INDEX FUND
Shareholder Report [Line Items]
Fund Name	SMALL CAP INDEX FUND
Class Name	SHARES
Trading Symbol	NSIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Cap Index Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
SMALL CAP INDEX FUND (SHARES/NSIDX)	$ 5	0.10%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 5	[1]
Expense Ratio, Percent	0.10%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
SMALL CAP INDEX FUND (SHARES/NSIDX)	26.64%	9.21%	8.63%
RUSSELL 3000 ® INDEX 2	35.19%	15.26%	12.83%
RUSSELL 2000 ® INDEX	26.76%	9.39%	8.78%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
2	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Russell 2000 ® Index to the Russell 3000 ® Index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 1,257,354,000
Holdings Count | Holding	1,993
Investment Company, Portfolio Turnover	12.42%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 1,257,354
Total number of portfolio holdings	1,993
Portfolio turnover rate as of the end of the reporting period	12.42%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Financials	17.3%
Health Care	17.3%
Industrials	16.6%
Information Technology	12.5%
Consumer Discretionary	9.8%
Real Estate	6.2%
Energy	5.2%
All other industries less than 5%	15.0%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

U.S. QUALITY ESG FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	U.S. QUALITY ESG FUND
Class Name	CLASS I
Trading Symbol	NUEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Quality ESG Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1,2
U.S. QUALITY ESG FUND (CLASS I/NUEIX)	$ 26	0.49%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 26	[1]
Expense Ratio, Percent	0.49%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	Since Inception
U.S. QUALITY ESG FUND (CLASS I/NUEIX)	32.17%	15.68%	14.04%
RUSSELL 1000 ® INDEX	35.68%	15.64%	14.12%

Performance Inception Date	Oct. 02, 2017
No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 506,559,000
Holdings Count | Holding	173
Investment Company, Portfolio Turnover	16.81%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 506,559
Total number of portfolio holdings	173
Portfolio turnover rate as of the end of the reporting period	16.81%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Information Technology	31.2%
Financials	13.0%
Consumer Discretionary	11.7%
Health Care	10.9%
Industrials	10.8%
Communication Services	7.9%
Consumer Staples	5.6%
All other industries less than 5%	8.8%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

U.S. QUALITY ESG FUND - CLASS K
Shareholder Report [Line Items]
Fund Name	U.S. QUALITY ESG FUND
Class Name	CLASS K
Trading Symbol	NUESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Quality ESG Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1,2
U.S. QUALITY ESG FUND (CLASS K/NUESX)	$ 20	0.39%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 20	[1]
Expense Ratio, Percent	0.39%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	Since Inception
U.S. QUALITY ESG FUND (CLASS K/NUESX)	32.35%	15.77%	14.10%
RUSSELL 1000 ® INDEX	35.68%	15.64%	14.12%

Performance Inception Date	Oct. 02, 2017
No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 506,559,000
Holdings Count | Holding	173
Investment Company, Portfolio Turnover	16.81%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 506,559
Total number of portfolio holdings	173
Portfolio turnover rate as of the end of the reporting period	16.81%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Information Technology	31.2%
Financials	13.0%
Consumer Discretionary	11.7%
Health Care	10.9%
Industrials	10.8%
Communication Services	7.9%
Consumer Staples	5.6%
All other industries less than 5%	8.8%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

ARIZONA TAX-EXEMPT FUND
Shareholder Report [Line Items]
Fund Name	ARIZONA TAX-EXEMPT FUND
Class Name	SHARES
Trading Symbol	NOAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Arizona Tax-Exempt Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
ARIZONA TAX-EXEMPT FUND (SHARES/NOAZX)	$ 24	0.47%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 24	[1]
Expense Ratio, Percent	0.47%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
ARIZONA TAX-EXEMPT FUND (SHARES/NOAZX)	9.67%	0.64%	1.98%
BLOOMBERG U.S. MUNICIPAL BOND INDEX1	10.37%	1.39%	2.52%
BLOOMBERG ARIZONA MUNICIPAL BOND INDEX	10.10%	1.22%	2.33%
1
Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg Arizona Municipal Bond Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 60,513,000
Holdings Count | Holding	65
Investment Company, Portfolio Turnover	31.13%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 60,513
Total number of portfolio holdings	65
Portfolio turnover rate as of the end of the reporting period	31.13%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
Revenue Bonds	65.2%
General Obligation Unlimited Bonds	24.5%
Certificates of Participation	3.8%
Money Market Funds	3.6%
Special Assessment Bonds	1.3%
General Obligation Limited Bonds	0.7%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Shareholder Report [Line Items]
Fund Name	CALIFORNIA INTERMEDIATETAX-EXEMPT FUND
Class Name	SHARES
Trading Symbol	NCITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the California Intermediate Tax-Exempt Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND (SHARES/NCITX)	$ 23	0.45%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 23	[1]
Expense Ratio, Percent	0.45%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND (SHARES/NCITX)	9.01%	0.73%	1.83%
BLOOMBERG U.S. MUNICIPAL BOND INDEX 1	10.37%	1.39%	2.52%
BLOOMBERG CALIFORNIA INTERMEDIATE MUNICIPAL BOND INDEX	8.14%	1.20%	2.07%
1
Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg California Intermediate Municipal Bond Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 248,523,000
Holdings Count | Holding	132
Investment Company, Portfolio Turnover	22.47%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 248,523
Total number of portfolio holdings	132
Portfolio turnover rate as of the end of the reporting period	22.47%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
Revenue Bonds	62.0%
General Obligation Unlimited Bonds	31.3%
Money Market Funds	2.9%
Certificates of Participation	2.5%
Special Tax Bonds	1.7%
Tax Allocation Bonds	0.7%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

ULTRA-SHORT FIXED INCOME FUND
Shareholder Report [Line Items]
Fund Name	ULTRA-SHORT FIXED INCOME FUND
Class Name	SHARES
Trading Symbol	NUSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ultra-Short Fixed Income Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
Fund (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1,2
ULTRA-SHORT FIXED INCOME FUND (SHARES/NUSFX)	$ 13	0.25%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 13	[1]
Expense Ratio, Percent	0.25%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
ULTRA-SHORT FIXED INCOME FUND (SHARES/NUSFX)	6.85%	2.58%	2.10%
BLOOMBERG GLOBAL AGGREGATE BOND INDEX 1	11.98%	-0.83%	0.57%
ICE BofA 1-YEAR U.S. TREASURY NOTE INDEX	5.87%	1.99%	1.55%
1
Effective July 31, 2024, the Fund changed its broad-based securities market index from the ICE BofA 1-Year U.S. Treasury Note Index to the Bloomberg Global Aggregate Bond Index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 1,648,432,000
Holdings Count | Holding	208
Investment Company, Portfolio Turnover	22.04%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 1,648,432
Total number of portfolio holdings	208
Portfolio turnover rate as of the end of the reporting period	22.04%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
Foreign Issuer Bonds	42.7%
Corporate Bonds	39.1%
U.S. Government Obligations	7.3%
Asset-Backed Securities	5.9%
Other less than 5%	4.3%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

ULTRA-SHORT FIXED INCOME FUND - SIEBERT WILLIAMS SHANK SHARES
Shareholder Report [Line Items]
Fund Name	ULTRA-SHORT FIXED INCOME FUND
Class Name	SIEBERT WILLIAMS SHANK SHARES
Trading Symbol	SWSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ultra-Short Fixed Income Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1,2
ULTRA-SHORT FIXED INCOME FUND (SIEBERT WILLIAMS SHANK SHARES/SWSFX)	$ 13	0.25%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 13	[1]
Expense Ratio, Percent	0.25%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
ULTRA-SHORT FIXED INCOME FUND (SIEBERT WILLIAMS SHANK SHARES/SWSFX)	6.85%	2.58%	2.10%
BLOOMBERG GLOBAL AGGREGATE BOND INDEX 1	11.98%	-0.83%	0.57%
ICE BofA 1-YEAR U.S. TREASURY NOTE INDEX	5.87%	1.99%	1.55%
1
Effective July 31, 2024, the Fund changed its broad-based securities market index from the ICE BofA 1-Year U.S. Treasury Note Index to the Bloomberg Global Aggregate Bond Index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 1,648,432,000
Holdings Count | Holding	208
Investment Company, Portfolio Turnover	22.04%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 1,648,432
Total number of portfolio holdings	208
Portfolio turnover rate as of the end of the reporting period	22.04%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
Foreign Issuer Bonds	42.7%
Corporate Bonds	39.1%
U.S. Government Obligations	7.3%
Asset-Backed Securities	5.9%
Other less than 5%	4.3%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
Shareholder Report [Line Items]
Fund Name	TAX-ADVANTAGED ULTRA-SHORTFIXED INCOME FUND
Class Name	SHARES
Trading Symbol	NTAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tax-Advantaged Ultra-Short Fixed Income Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND (SHARES/NTAUX)	$ 13	0.25%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 13	[1]
Expense Ratio, Percent	0.25%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND (SHARES/NTAUX)	5.18%	1.80%	1.43%
BLOOMBERG U.S. MUNICIPAL BOND INDEX 2	10.37%	1.39%	2.52%
ICE BofA 6-12 MONTH MUNICIPAL SECURITIES INDEX	4.07%	1.57%	1.24%
ICE BofA 1-3 YEAR US MUNICIPAL SECURITIES INDEX	5.47%	1.40%	1.30%
75% ICE BofA 6-12 MONTH MUNICIPAL SECURITIES INDEX AND 25% ICE BofA 1-3 YEAR US MUNICIPAL SECURITIES INDEX	4.42%	1.53%	1.26%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
2
Effective July 31, 2024, the Fund changed its broad-based securities market index from the 75% ICE BofA 6-12 Month Municipal Securities Index and 25% ICE BofA 1-3 Year US Municipal Securities Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 2,562,803,000
Holdings Count | Holding	442
Investment Company, Portfolio Turnover	27.86%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 2,562,803
Total number of portfolio holdings	442
Portfolio turnover rate as of the end of the reporting period	27.86%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
Municipal Bonds	64.9%
Short-Term Investments	13.3%
Foreign Issuer Bonds	10.7%
Corporate Bonds	7.7%
Other less than 5%	6.6%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

Multi-Manager Global Real Estate Fund
Shareholder Report [Line Items]
Fund Name	MULTI-MANAGER GLOBAL REAL ESTATE FUND
Class Name	SHARES
Trading Symbol	NMMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Multi-Manager Global Real Estate Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
MULTI-MANAGER GLOBAL REAL ESTATE FUND (SHARES/NMMGX)	$ 48	0.92%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 48	[1]
Expense Ratio, Percent	0.92%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
MULTI-MANAGER GLOBAL REAL ESTATE FUND (SHARES/NMMGX)	26.27%	2.36%	4.70%
MSCI ACWI INDEX 1	31.76%	12.19%	9.39%
FTSE EPRA NAREIT DEVELOPED INDEX	28.86%	1.39%	4.06%
1	Effective July 31, 2024, the Fund changed its broad-based securities market index from the FTSE EPRA Nareit Developed Index to the MSCI ACWI Index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 139,638,000
Holdings Count | Holding	96
Investment Company, Portfolio Turnover	31.85%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 139,638
Total number of portfolio holdings	96
Portfolio turnover rate as of the end of the reporting period	31.85%

Holdings [Text Block]
CONCENTRATION BY CURRENCY AS A

% OF NET ASSETS
United States Dollar	69.0%
British Pound	6.7%
Japanese Yen	6.0%
Australian Dollar	5.9%
Euro	5.7%
All other currencies less than 5%	6.7%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

Active M Emerging Markets Equity Fund
Shareholder Report [Line Items]
Fund Name	ACTIVE M EMERGING MARKETS EQUITY FUND
Class Name	SHARES
Trading Symbol	NMMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Active M Emerging Markets Equity Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
ACTIVE M EMERGING MARKETS EQUITY FUND (SHARES/NMMEX)	$ 58	1.11%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 58	[1]
Expense Ratio, Percent	1.11%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
ACTIVE M EMERGING MARKETS EQUITY FUND (SHARES/NMMEX)	22.39%	5.02%	3.30%
MSCI EM (EMERGING MARKETS) INDEX	26.05%	5.75%	4.02%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 167,259,000
Holdings Count | Holding	177
Investment Company, Portfolio Turnover	77.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 167,259
Total number of portfolio holdings	177
Portfolio turnover rate as of the end of the reporting period	77.75%

Holdings [Text Block]
CONCENTRATION BY CURRENCY AS A

% OF NET ASSETS
United States Dollar	19.2%
Indian Rupee	17.7%
Hong Kong Dollar	14.5%
Taiwan Dollar	13.3%
Korean Won	12.7%
South African Rand	5.7%
All other currencies less than 5%	19.7%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

Material Fund Change [Text Block]
How Has the Fund
Changed
?
This is a summary of certain changes and planned changes to the Fund since April 1, 2024. For more complete information, you may review t he
Fund's prospectus, which is available at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
The Board of Trustees of Northern Funds approved the termination of Ashmore Investment Management Limited as a sub-adviser to the Fund effective September 17, 2024, and the appointment of FIAM LLC as a sub-adviser to the Fund effective September 30, 2024.

Material Fund Change Adviser [Text Block]	The Board of Trustees of Northern Funds approved the termination of Ashmore Investment Management Limited as a sub-adviser to the Fund effective September 17, 2024, and the appointment of FIAM LLC as a sub-adviser to the Fund effective September 30, 2024.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since April 1, 2024. For more complete information, you may review t he
Fund's prospectus, which is available at
northerntrust.com/funds#literature
or upon request at 800-595-9111.

Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	northerntrust.com/funds#literature
GLOBAL SUSTAINABILITY INDEX FUND - CLASS I
Shareholder Report [Line Items]
Fund Name	GLOBAL SUSTAINABILITY INDEX FUND
Class Name	CLASS I
Trading Symbol	NSRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Sustainability Index Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1,2
GLOBAL SUSTAINABILITY INDEX FUND (CLASS I/NSRIX)	$ 15	0.29%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 15	[1]
Expense Ratio, Percent	0.29%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
GLOBAL SUSTAINABILITY INDEX FUND (CLASS I/NSRIX)	33.12%	13.36%	10.30%
MSCI WORLD INDEX 2	32.43%	13.04%	10.07%
MSCI WORLD ESG LEADERS INDEX	32.89%	13.29%	10.19%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
2	Effective July 31, 2024, the Fund changed its broad-based securities market index from the MSCI World ESG Leaders Index to the MSCI World Index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 2,027,243,000
Holdings Count | Holding	717
Investment Company, Portfolio Turnover	9.58%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 2,027,243
Total number of portfolio holdings	717
Portfolio turnover rate as of the end of the reporting period	9.58%

Holdings [Text Block]
CONCENTRATION BY CURRENCY AS A

% OF NET ASSETS
United States Dollar	72.2%
Euro	7.3%
Japanese Yen	6.0%
All other currencies less than 5%	13.9%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

GLOBAL SUSTAINABILITY INDEX FUND - CLASS K
Shareholder Report [Line Items]
Fund Name	GLOBAL SUSTAINABILITY INDEX FUND
Class Name	CLASS K
Trading Symbol	NSRKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Sustainability Index Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment 1	Costs paid as a percentage of a $10,000 investment 1,2
GLOBAL SUSTAINABILITY INDEX FUND (CLASS K/NSRKX)	$ 12	0.24%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 12	[1]
Expense Ratio, Percent	0.24%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
GLOBAL SUSTAINABILITY INDEX FUND (CLASS K/NSRKX)	33.21%	13.41%	10.32%
MSCI WORLD INDEX 2	32.43%	13.04%	10.07%
MSCI WORLD ESG LEADERS INDEX	32.89%	13.29%	10.19%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
2	Effective July 31, 2024, the Fund changed its broad-based securities market index from the MSCI World ESG Leaders Index to the MSCI World Index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 2,027,243,000
Holdings Count | Holding	717
Investment Company, Portfolio Turnover	9.58%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 2,027,243
Total number of portfolio holdings	717
Portfolio turnover rate as of the end of the reporting period	9.58%

Holdings [Text Block]
CONCENTRATION BY CURRENCY AS A

% OF NET ASSETS
United States Dollar	72.2%
Euro	7.3%
Japanese Yen	6.0%
All other currencies less than 5%	13.9%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

LIMITED TERM TAX-EXEMPT FUND
Shareholder Report [Line Items]
Fund Name	LIMITED TERM TAX-EXEMPT FUND
Class Name	SHARES
Trading Symbol	NSITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Limited Term Tax-Exempt Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
LIMITED TERM TAX-EXEMPT FUND (SHARES/NSITX)	$ 23	0.45%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 23	[1]
Expense Ratio, Percent	0.45%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
LIMITED TERM TAX-EXEMPT FUND (SHARES/NSITX)	6.13%	1.34%	1.33%
BLOOMBERG U.S. MUNICIPAL BOND INDEX 1	10.37%	1.39%	2.52%
BLOOMBERG 1-5 YEAR BLEND MUNICIPAL BOND INDEX	6.41%	1.36%	1.50%
1
Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg 1-5 Year Blend Municipal Bond Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 384,507,000
Holdings Count | Holding	189
Investment Company, Portfolio Turnover	21.37%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 384,507
Total number of portfolio holdings	189
Portfolio turnover rate as of the end of the reporting period	21.37%

Holdings [Text Block]
STATE ALLOCATION

AS A % OF
NET
ASSETS
Texas	14.4%
New York	11.6%
Alabama	5.4%
Colorado	5.1%
All other states less than 5%	64.7%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

LIMITED TERM U.S. GOVERNMENT FUND
Shareholder Report [Line Items]
Fund Name	LIMITED TERM U.S. GOVERNMENT FUND
Class Name	SHARES
Trading Symbol	NSIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Limited Term U.S. Government Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
LIMITED TERM U.S. GOVERNMENT FUND (SHARES/NSIUX)	$ 22	0.44%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 22	[1]
Expense Ratio, Percent	0.44%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
LIMITED TERM U.S. GOVERNMENT FUND (SHARES/NSIUX)	7.21%	0.84%	1.06%
BLOOMBERG U.S. AGGREGATE BOND INDEX 1	11.57%	0.33%	1.84%
BLOOMBERG 1-5 YEAR U.S. GOVERNMENT INDEX	7.49%	1.24%	1.47%
1
Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg 1-5 Year U.S. Government Index to the Bloomberg U.S. Aggregate Bond Index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 24,067,000
Holdings Count | Holding	59
Investment Company, Portfolio Turnover	20.70%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 24,067
Total number of portfolio holdings	59
Portfolio turnover rate as of the end of the reporting period	20.70%

Holdings [Text Block]	TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	96.6%
Other less than 5%	3.2%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

BOND INDEX FUND
Shareholder Report [Line Items]
Fund Name	BOND INDEX FUND
Class Name	SHARES
Trading Symbol	NOBOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bond Index Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
BOND INDEX FUND (SHARES/NOBOX)	$ 4	0.07%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 4	[1]
Expense Ratio, Percent	0.07%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
BOND INDEX FUND (SHARES/NOBOX)	11.53%	0.24%	1.73%
BLOOMBERG U.S. AGGREGATE BOND INDEX	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 2,426,243,000
Holdings Count | Holding	3,641
Investment Company, Portfolio Turnover	22.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 2,426,243
Total number of portfolio holdings	3,641
Portfolio turnover rate as of the end of the reporting period	22.97%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	42.8%
U.S. Government Agencies	26.7%
Corporate Bonds	21.2%
Foreign Issuer Bonds	6.3%
Other less than 5%	3.9%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

ACTIVE M INTERNATIONAL EQUITY FUND
Shareholder Report [Line Items]
Fund Name	ACTIVE M INTERNATIONAL EQUITY FUND
Class Name	SHARES
Trading Symbol	NMIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Active M International Equity Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
ACTIVE M INTERNATIONAL EQUITY FUND (SHARES/NMIEX)	$ 44	0.85%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 44	[1]
Expense Ratio, Percent	0.85%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
ACTIVE M INTERNATIONAL EQUITY FUND (SHARES/NMIEX)	25.66%	9.85%	5.98%
MSCI WORLD EX USA IMI INDEX	24.77%	8.14%	5.71%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 512,621,000
Holdings Count | Holding	462
Investment Company, Portfolio Turnover	18.65%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 512,621
Total number of portfolio holdings	462
Portfolio turnover rate as of the end of the reporting period	18.65%

Holdings [Text Block]
CONCENTRATION BY CURRENCY AS A

% OF NET ASSETS
Euro	29.1%
United States Dollar	20.9%
British Pound	19.2%
Japanese Yen	11.6%
All other currencies less than 5%	18.4%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

EMERGING MARKETS EQUITY INDEX FUND
Shareholder Report [Line Items]
Fund Name	EMERGING MARKETS EQUITY INDEX FUND
Class Name	SHARES
Trading Symbol	NOEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Equity Index Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
EMERGING MARKETS EQUITY INDEX FUND (SHARES/NOEMX)	$ 8	0.15%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 8	[1]
Expense Ratio, Percent	0.15%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
EMERGING MARKETS EQUITY INDEX FUND (SHARES/NOEMX)	24.58%	4.92%	3.46%
MSCI EM (EMERGING MARKETS) INDEX	26.05%	5.75%	4.02%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 1,911,369,000
Holdings Count | Holding	1,334
Investment Company, Portfolio Turnover	8.29%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 1,911,369
Total number of portfolio holdings	1,334
Portfolio turnover rate as of the end of the reporting period	8.29%

Holdings [Text Block]
CONCENTRATION BY
CURRENCY
AS A

% OF NET ASSETS
Hong Kong Dollar	22.4%
Indian Rupee	19.0%
Taiwan Dollar	17.3%
Korean Won	10.2%
United States Dollar	7.2%
All other currencies less than 5%	24.8%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

LARGE CAP CORE FUND
Shareholder Report [Line Items]
Fund Name	LARGE CAP CORE FUND
Class Name	SHARES
Trading Symbol	NOLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large Cap Core Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
LARGE CAP CORE FUND (SHARES/NOLCX)	$ 24	0.45%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 24	[1]
Expense Ratio, Percent	0.45%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
LARGE CAP CORE FUND (SHARES/NOLCX)	37.30%	16.04%	12.11%
S&P 500 ® INDEX	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 301,688,000
Holdings Count | Holding	168
Investment Company, Portfolio Turnover	11.46%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 301,688
Total number of portfolio holdings	168
Portfolio turnover rate as of the end of the reporting period	11.46%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Information Technology	31.0%
Financials	12.8%
Health Care	11.8%
Consumer Discretionary	10.0%
Communication Services	9.0%
Industrials	8.7%
Consumer Staples	6.0%
All other industries less than 5%	10.6%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

MID CAP INDEX FUND
Shareholder Report [Line Items]
Fund Name	MID CAP INDEX FUND
Class Name	SHARES
Trading Symbol	NOMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mid Cap Index Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
MID CAP INDEX FUND (SHARES/NOMIX)	$ 5	0.10%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 5	[1]
Expense Ratio, Percent	0.10%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	Index returns may not be visible due to high correlation with the Fund’s returns.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
MID CAP INDEX FUND (SHARES/NOMIX)	26.66%	11.64%	10.17%
RUSSELL 3000 ® INDEX 2	35.19%	15.26%	12.83%
S&P MIDCAP 400® INDEX	26.79%	11.78%	10.32%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
2	Effective July 31, 2024, the Fund changed its broad-based securities market index from the S&P Midcap 400 ® Index to the Russell 3000 ® Index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 2,120,139,000
Holdings Count | Holding	407
Investment Company, Portfolio Turnover	9.88%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 2,120,139
Total number of portfolio holdings	407
Portfolio turnover rate as of the end of the reporting period	9.88%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Industrials	22.5%
Financials	16.5%
Consumer Discretionary	14.2%
Health Care	9.9%
Information Technology	8.9%
Real Estate	7.3%
Materials	6.4%
All other industries less than 5%	14.5%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

HIGH YIELD MUNICIPAL FUND
Shareholder Report [Line Items]
Fund Name	HIGH YIELD MUNICIPAL FUND
Class Name	SHARES
Trading Symbol	NHYMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the High Yield Municipal Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
HIGH YIELD MUNICIPAL FUND (SHARES/NHYMX)	$ 30	0.58%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 30	[1]
Expense Ratio, Percent	0.58%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
HIGH YIELD MUNICIPAL FUND (SHARES/NHYMX)	14.83%	0.73%	2.51%
BLOOMBERG U.S. MUNICIPAL BOND INDEX 1	10.37%	1.39%	2.52%
BLOOMBERG MUNICIPAL BOND 60% HIGH YIELD/40% INVESTMENT GRADE INDEX	14.53%	2.42%	3.73%
1
Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg Municipal Bond 60% High Yield/40% Investment Grade Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 390,913,000
Holdings Count | Holding	282
Investment Company, Portfolio Turnover	13.35%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 390,913
Total number of portfolio holdings	282
Portfolio turnover rate as of the end of the reporting period	13.35%

Holdings [Text Block]
STATE ALLOCATION

AS A % OF NET ASSETS
California	10.6%
Texas	8.6%
Florida	8.2%
Indiana	5.0%
All other states less than 5%	65.9%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Material Fund Change [Text Block]
How Has the Fund Changed?
This is a summary of certain changes and planned changes to the Fund since April 1, 2024. For more complete information, you may review the
Fund's prospectus, which is available at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
The Board of Trustees (the “Board”) of Northern Funds (the "Trust"), upon the recommendation of Northern Trust Investments, Inc., investment adviser to the Trust, has determined that it is in the best interests of the Fund and its shareholders that the Fund be liquidated and terminated on or about January 31, 2025, pursuant to a plan of liquidation and termination approved by the Board. The liquidation date may be changed at the discretion of the Trust's officers.

Material Fund Change Adviser [Text Block]	The Board of Trustees (the “Board”) of Northern Funds (the "Trust"), upon the recommendation of Northern Trust Investments, Inc., investment adviser to the Trust, has determined that it is in the best interests of the Fund and its shareholders that the Fund be liquidated and terminated on or about January 31, 2025, pursuant to a plan of liquidation and termination approved by the Board. The liquidation date may be changed at the discretion of the Trust's officers.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since April 1, 2024. For more complete information, you may review the
Fund's prospectus, which is available at
northerntrust.com/funds#literature
or upon request at 800-595-9111.

Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	northerntrust.com/funds#literature
SMALL CAP VALUE FUND
Shareholder Report [Line Items]
Fund Name	SMALL CAP VALUE FUND
Class Name	SHARES
Trading Symbol	NOSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Cap Value Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
SMALL CAP VALUE FUND (SHARES/NOSGX)	$ 51	1.00%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 51	[1]
Expense Ratio, Percent	1.00%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
SMALL CAP VALUE FUND (SHARES/NOSGX)	23.91%	8.14%	7.72%
RUSSELL 3000 ® INDEX 1	35.19%	15.26%	12.83%
RUSSELL 2000® VALUE INDEX	25.88%	9.29%	8.22%
1	Effective July 31, 2024, the Fund changed its broad-based securities market index from the Russell 2000 ® Value Index to the Russell 3000 ® Index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 1,054,689,000
Holdings Count | Holding	512
Investment Company, Portfolio Turnover	14.51%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 1,054,689
Total number of portfolio holdings	512
Portfolio turnover rate as of the end of the reporting period	14.51%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Financials	28.7%
Industrials	12.6%
Consumer Discretionary	10.4%
Real Estate	10.4%
Health Care	8.7%
Energy	7.8%
Information Technology	5.5%
Materials	5.2%
All other industries less than 5%	10.7%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Material Fund Change [Text Block]
How Has the Fund Changed?
This is a summary of certain changes and planned changes to the Fund since April 1, 2024. For more complete inf orma
tion, you may review
the
Fund's prospectus, which is available at
northerntrust.com/funds#literature
or upon request at 800-595-9111.
The Board of Trustees of Northern Funds has approved reductions in the Fund’s contractual expense limitation amount and management fee charged by Northern Trust Investments, Inc., the Fund’s investment adviser, effective January 1, 2025. Accordingly, effective January 1, 2025, the Fund’s contractual expense limitation and management fee will be 0.50% and 0.45%, respectively.

Material Fund Change Expenses [Text Block]	The Board of Trustees of Northern Funds has approved reductions in the Fund’s contractual expense limitation amount and management fee charged by Northern Trust Investments, Inc., the Fund’s investment adviser, effective January 1, 2025. Accordingly, effective January 1, 2025, the Fund’s contractual expense limitation and management fee will be 0.50% and 0.45%, respectively.
Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since April 1, 2024. For more complete inf orma
tion, you may review
the
Fund's prospectus, which is available at
northerntrust.com/funds#literature
or upon request at 800-595-9111.

Updated Prospectus Phone Number	800-595-9111
Updated Prospectus Web Address	northerntrust.com/funds#literature
INTERMEDIATE TAX-EXEMPT FUND
Shareholder Report [Line Items]
Fund Name	INTERMEDIATE TAX-EXEMPT FUND
Class Name	SHARES
Trading Symbol	NOITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Intermediate Tax-Exempt Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
INTERMEDIATE TAX-EXEMPT FUND (SHARES/NOITX)	$ 23	0.45%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 23	[1]
Expense Ratio, Percent	0.45%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
INTERMEDIATE TAX-EXEMPT FUND (SHARES/NOITX)	8.56%	0.91%	1.90%
BLOOMBERG U.S. MUNICIPAL BOND INDEX 1	10.37%	1.39%	2.52%
BLOOMBERG MUNICIPAL 1-15 YEAR INDEX	8.47%	1.45%	2.24%
1
Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg Municipal 1-15 Year Index to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 1,190,676,000
Holdings Count | Holding	362
Investment Company, Portfolio Turnover	26.04%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 1,190,676
Total number of portfolio holdings	362
Portfolio turnover rate as of the end of the reporting period	26.04%

Holdings [Text Block]
STATE ALLOCATION

AS A % OF NET ASSETS
New York	14.6%
Florida	7.5%
Texas	6.8%
Illinois	5.6%
Washington	5.4%
All other states less than 5%	60.5%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
Shareholder Report [Line Items]
Fund Name	MULTI-MANAGER GLOBAL LISTEDINFRASTRUCTURE FUND
Class Name	SHARES
Trading Symbol	NMFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Multi-Manager Global Listed Infrastructure Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND (SHARES/NMFIX)	$ 51	0.96%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 51	[1]
Expense Ratio, Percent	0.96%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND (SHARES/NMFIX)	25.43%	5.31%	5.00%
MSCI ACWI INDEX 1	31.76%	12.19%	9.39%
S&P GLOBAL INFRASTRUCTURE INDEX	29.68%	5.97%	5.38%
1	Effective July 31, 2024 , the Fund changed its broad-based securities market index from the S&P Global Infrastructure Index to the MSCI ACWI Index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 1,021,349,000
Holdings Count | Holding	102
Investment Company, Portfolio Turnover	20.34%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 1,021,349
Total number of portfolio holdings	102
Portfolio turnover rate as of the end of the reporting period	20.34%

Holdings [Text Block]
CONCENTRATION BY CURRENCY AS A

% OF NET ASSETS
United States Dollar	46.1%
Euro	19.2%
British Pound	14.1%
All other currencies less than 5%	19.8%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

INCOME EQUITY FUND
Shareholder Report [Line Items]
Fund Name	INCOME EQUITY FUND
Class Name	SHARES
Trading Symbol	NOIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Income Equity Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
INCOME EQUITY FUND (SHARES/NOIEX)	$ 26	0.49%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 26	[1]
Expense Ratio, Percent	0.49%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
INCOME EQUITY FUND (SHARES/NOIEX)	35.64%	14.31%	11.69%
S&P 500 ® INDEX	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 208,928,000
Holdings Count | Holding	153
Investment Company, Portfolio Turnover	9.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 208,928
Total number of portfolio holdings	153
Portfolio turnover rate as of the end of the reporting period	9.25%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Information Technology	31.4%
Financials	11.3%
Health Care	9.8%
Communication Services	9.2%
Industrials	8.0%
Consumer Discretionary	7.8%
Consumer Staples	7.4%
All other industries less than 5%	15.0%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

INTERNATIONAL EQUITY FUND
Shareholder Report [Line Items]
Fund Name	INTERNATIONAL EQUITY FUND
Class Name	SHARES
Trading Symbol	NOIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Equity Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
INTERNATIONAL EQUITY FUND (SHARES/NOIGX)	$ 26	0.50%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 26	[1]
Expense Ratio, Percent	0.50%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
INTERNATIONAL EQUITY FUND (SHARES/NOIGX)	23.93%	8.20%	4.62%
MSCI WORLD EX USA INDEX	24.98%	8.36%	5.68%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 146,681,000
Holdings Count | Holding	220
Investment Company, Portfolio Turnover	14.49%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 146,681
Total number of portfolio holdings	220
Portfolio turnover rate as of the end of the reporting period	14.49%

Holdings [Text Block]
CONCENTRATION BY CURRENCY AS A

% OF NET ASSETS
Euro	28.1%
Japanese Yen	19.5%
British Pound	12.9%
Canadian Dollar	10.2%
Swiss Franc	8.1%
Australian Dollar	5.6%
All other currencies less than 5%	14.3%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

FIXED INCOME FUND
Shareholder Report [Line Items]
Fund Name	FIXED INCOME FUND
Class Name	SHARES
Trading Symbol	NOFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fixed Income Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
FIXED INCOME FUND (SHARES/NOFIX)	$ 23	0.45%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 23	[1]
Expense Ratio, Percent	0.45%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
FIXED INCOME FUND (SHARES/NOFIX)	12.24%	0.68%	1.99%
BLOOMBERG U.S. AGGREGATE BOND INDEX	11.57%	0.33%	1.84%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 356,680,000
Holdings Count | Holding	436
Investment Company, Portfolio Turnover	61.69%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 356,680
Total number of portfolio holdings	436
Portfolio turnover rate as of the end of the reporting period	61.69%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
Corporate Bonds	35.0%
U.S. Government Agencies	33.3%
U.S. Government Obligations	11.6%
Foreign Issuer Bonds	10.4%
Asset-Backed Securities	7.4%
Other less than 5%	2.0%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

U.S. GOVERNMENT FUND
Shareholder Report [Line Items]
Fund Name	U.S. GOVERNMENT FUND
Class Name	SHARES
Trading Symbol	NOUGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Government Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
U.S. GOVERNMENT FUND (SHARES/NOUGX)	$ 23	0.44%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 23	[1]
Expense Ratio, Percent	0.44%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
U.S. GOVERNMENT FUND (SHARES/NOUGX)	8.59%	0.56%	1.21%
BLOOMBERG U.S. AGGREGATE BOND INDEX 1	11.57%	0.33%	1.84%
BLOOMBERG INTERMEDIATE U.S. GOVERNMENT BOND INDEX	8.33%	0.84%	1.50%
1
Effective July 31, 2024, the Fund changed its broad-based securities market index from the Bloomberg Intermediate U.S. Government Bond Index to the Bloomberg U.S. Aggregate Bond Index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 24,146,000
Holdings Count | Holding	101
Investment Company, Portfolio Turnover	17.13%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 24,146
Total number of portfolio holdings	101
Portfolio turnover rate as of the end of the reporting period	17.13%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	93.9%
U.S. Government Agencies	5.2%
Other less than 5%	0.8%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

STOCK INDEX FUND
Shareholder Report [Line Items]
Fund Name	STOCK INDEX FUND
Class Name	SHARES
Trading Symbol	NOSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Stock Index Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
STOCK INDEX FUND (SHARES/NOSIX)	$ 3	0.05%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 3	[1]
Expense Ratio, Percent	0.05%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
STOCK INDEX FUND (SHARES/NOSIX)	36.27%	15.87%	13.27%
S&P 500 ® INDEX	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 14,730,833,000
Holdings Count | Holding	506
Investment Company, Portfolio Turnover	2.09%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 14,730,833
Total number of portfolio holdings	506
Portfolio turnover rate as of the end of the reporting period	2.09%

Holdings [Text Block]
INDUSTRY SECTOR AS A % OF NET ASSETS
Information Technology	31.6%
Financials	12.9%
Health Care	11.7%
Consumer Discretionary	10.1%
Communication Services	8.8%
Industrials	8.5%
Consumer Staples	5.8%
All other industries less than 5%	10.5%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

TAX-EXEMPT FUND
Shareholder Report [Line Items]
Fund Name	TAX-EXEMPT FUND
Class Name	SHARES
Trading Symbol	NOTEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tax-Exempt Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
TAX-EXEMPT FUND (SHARES/NOTEX)	$ 23	0.45%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 23	[1]
Expense Ratio, Percent	0.45%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
TAX-EXEMPT FUND (SHARES/NOTEX)	10.03%	0.67%	2.14%
BLOOMBERG U.S. MUNICIPAL INDEX	10.37%	1.39%	2.52%

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 781,734,000
Holdings Count | Holding	306
Investment Company, Portfolio Turnover	18.56%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 781,734
Total number of portfolio holdings	306
Portfolio turnover rate as of the end of the reporting period	18.56%

Holdings [Text Block]
STATE ALLOCATION

AS A % OF NET ASSETS
New York	12.1%
Texas	8.6%
Florida	8.3%
Colorado	6.6%
Massachusetts	5.4%
Illinois	5.0%
All other states less than 5%	55.3%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

CALIFORNIA TAX-EXEMPT FUND
Shareholder Report [Line Items]
Fund Name	CALIFORNIA TAX-EXEMPT FUND
Class Name	SHARES
Trading Symbol	NCATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the California Tax-Exempt Fund (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at northerntrust.com/funds#literature . You can also request this information by contacting us at 800-595-9111.
Additional Information Phone Number	800-595-9111
Additional Information Website	northerntrust.com/funds#literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment 1	Costs paid as a percentage of a $10,000 investment 1,2
CALIFORNIA TAX-EXEMPT FUND (SHARES/NCATX)	$ 23	0.46%
1	Reflects applicable expense reimbursements and fee waivers.
2	Expense ratio is expressed on an annualized basis.

Expenses Paid, Amount	$ 23	[1]
Expense Ratio, Percent	0.46%	[1],[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	Index returns may not be visible due to high correlation with the Fund’s returns.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 years	10 years
CALIFORNIA TAX-EXEMPT FUND (SHARES/NCATX)	10.00%	0.77%	2.27%
BLOOMBERG U.S. MUNICIPAL BOND INDEX 2	10.37%	1.39%	2.52%
BLOOMBERG CALIFORNIA MUNICIPAL BOND INDEX	9.87%	1.32%	2.48%
1	Index returns may not be visible due to high correlation with the Fund’s returns.
2
Effective July 31, 2024, the Fund changed its broad-based securities market index from
the Bloomberg California Municipal Bond
Index
to the Bloomberg U.S. Municipal Bond Index in connection with new regulatory requirements.

No Deduction of Taxes [Text Block]	The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end is available at northerntrust.com/funds#performance .
Net Assets	$ 150,642,000
Holdings Count | Holding	132
Investment Company, Portfolio Turnover	23.19%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (in thousands)	$ 150,642
Total number of portfolio holdings	132
Portfolio turnover rate as of the end of the reporting period	23.19%

Holdings [Text Block]
TYPE OF SECURITY AS A % OF NET ASSETS
Revenue Bonds	59.3%
General Obligation Unlimited Bonds	37.2%
Certificates of Participation	2.7%
Money Market Funds	2.3%
Special Tax Bonds	1.2%
Tax Allocation Bonds	0.7%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.

[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
[3]	Expense ratio reflects only the direct expenses of the Fund and not any expenses associated with the underlying funds.